Financial instruments - Hedging reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Hedging Reserve of cash flow hedges [Roll Forward]
Balance at beginning of the year	$ (2,496)	$ 189
Unrealized gains (losses) on fair value that may be subsequently reclassified to consolidated statements of loss	2,154	(4,746)
Losses reclassified to direct cost of revenues, general and administrative expenses, research and development expenses, and sales and marketing expenses.	104	1,993
Deferred income tax recovery	0	68
Balance at end of the year	$ (238)	$ (2,496)